Note 1 - Organization and Summary of Significant Accounting Policies: Nature of Business (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Nature of Business

Nature of Business

The Company is a merchant banking firm, a Dutch company operating from Amsterdam, the Netherlands, with entrepreneurs, corporations and professional investors to deliver exceptional merger advisory, financings, valuation and consulting services to small-market public and private technology and business services companies and family-owned businesses.  The Company strives to provide their clients with advise with frank insight into their businesses and unbiased advice on growth opportunities.